ADVANCE TO SUPPLIERS, NET (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Advances to suppliers	$ 16,546,521	$ 774,467
Allowance for doubtful accounts suppliers		$ 269,740